Consolidated Balance Sheets (Parenthetical) - USD ($)		Jul. 31, 2026	Jul. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Prepaid expense	[1]	$ 239,074	$ 256
Common stock, par value		$ 0.001	$ 0.001
Commmon stock shares, authorized		1,000,000,000	1,000,000,000
Common stock shares, issued		11,243,399	4,943,920
Common stock shares, outstanding		11,243,399	4,943,920
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Prepaid expense		$ 1,687,985

[1]	Prepaid expenses as of July 31, 2026 primarily comprise the current portions of prepaid marketing expenses and prepaid directors’ and officers’ liability insurance, which will be amortized over the next 12 months.